Shareholder Report	12 Months Ended
	Aug. 31, 2025 USD ($) Holding	Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Admiral Funds
Entity Central Index Key	0000891190
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000005732
Shareholder Report [Line Items]
Fund Name	Treasury Money Market Fund
Class Name	Investor Shares
Trading Symbol	VUSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Treasury Money Market Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Material Change Date		Aug. 31, 2024
AssetsNet	$ 96,556,000,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 877,000
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$96,556
Number of Portfolio Holdings	29
Total Investment Advisory Fees (in thousands)	$877

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of August 31, 2025)

1 to 7 Days	17.3%
8 to 30 Days	43.7%
31 to 60 Days	23.3%
61 to 90 Days	10.1%
91 to 180 Days	9.7%
Other Assets and Liabilities—Net	(4.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature